Material Accounting Policy Information (Details)				12 Months Ended
	Dec. 10, 2024 MYR (RM) shares	May 31, 2024 shares	Oct. 06, 2023	Jun. 30, 2025 MYR (RM)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 MYR (RM)	Jun. 30, 2023 MYR (RM)	Jun. 30, 2025 USD ($)	Dec. 24, 2024 MYR (RM)	Dec. 16, 2024 MYR (RM) shares	Jul. 15, 2024
Significant Accounting Policies [Line Items]
Net loss (in Ringgits)				RM (71,369,819)	$ (16,932,341)	RM (54,688,834)	RM 27,537,225
Cash and bank balance (in Ringgits)				32,600,000		33,361,224		$ 7,743,041
Current liabiities (in Ringgits)				RM 9,769,577		RM 1,584,636		$ 2,317,811
Percentage of share capital											100.00%
Additional ordinary shares (in Shares) | shares	1
Percentage of equity interest		49.00%
Expected year term				1 year	1 year
Cash and Bank Balance [Member]
Significant Accounting Policies [Line Items]
Current liabiities (in Ringgits)				RM 9,700,000
ARB AI Agro [Member]
Significant Accounting Policies [Line Items]
Cash consideration (in Ringgits)	RM 8,979,999
Shares interest	100.00%
ARB Agro Tech [Member]
Significant Accounting Policies [Line Items]
Cash consideration (in Ringgits)	RM 35,016,000
Shares interest	100.00%
Number of ordinary shares (in Shares) | shares	(10)
Percentage of equity interest	0.99%
ARB R&D [Member]
Significant Accounting Policies [Line Items]
Cash consideration (in Ringgits)	RM 570,000
Shares interest	100.00%
ARB Innovation [Member]
Significant Accounting Policies [Line Items]
Cash consideration (in Ringgits)										RM 57,630,648
Shares interest										100.00%
Number of ordinary shares (in Shares) | shares										1
Percentage of equity interest										10.00%
ARB Lab [Member]
Significant Accounting Policies [Line Items]
Cash consideration (in Ringgits)	RM 590,000
Shares interest	100.00%
ARB R&D One [Member]
Significant Accounting Policies [Line Items]
Cash consideration (in Ringgits)									RM 8,000,000
Shares interest									100.00%
Percentage of equity interest									10.00%
ARB Robotic [Member]
Significant Accounting Policies [Line Items]
Additional ordinary shares (in Shares) | shares	1
Cash consideration (in Ringgits)	RM 9,379,900
Shares interest	100.00%
ARB Intelligence [Member]
Significant Accounting Policies [Line Items]
Cash consideration (in Ringgits)	RM 53,045,000
Shares interest	100.00%
Number of ordinary shares (in Shares) | shares	(10)
Percentage of equity interest	0.99%
ARB Midware Sdn. Bhd. [Member]
Significant Accounting Policies [Line Items]
Percentage of equity interest			100.00%
ARB WMS Technologies Sdn. Bhd. [Member]
Significant Accounting Policies [Line Items]
Subsidiary percentage			51.00%
ARB WMS Technologies Sdn. Bhd. [Member] | Ordinary Shares [Member]
Significant Accounting Policies [Line Items]
Additional ordinary shares (in Shares) | shares		49,000
ARB Innovation Sd [Member]
Significant Accounting Policies [Line Items]
Expected year term				1 year	1 year